Annual Report
For the Period Ending
September 30, 2002

Table of Contents
Letter to Shareholders **********************    1
Historical Information***********************    2
Summary of Net Assets ***********************    5
Schedule of Investments *********************    6
Financial Statements*************************   13
Financial Highlights ************************   16
Notes to the Financial Statements ***********   17
Report of Independent Accountants ***********   20
Trustees & Officers *************************   21

Dear Fellow Shareholders,
We are pleased to report the results for the fiscal year ended September 30, 2002. During this period, the fund reported a total return of 4.0%. Although such a return is below our ten-year average annual return, it is a figure with which we are somewhat satisfied given the circumstances.
The year began with a tumultuous start in the immediate aftermath of September 11, at which time both the financial markets and the underlying economy were understandably quite unsettled. Our performance at the start of the fiscal year was hampered initially by our concentration in the securities of gaming and industrial companies, both of which were directly threatened by the cautious environment for consumers and businesses alike last fall. As confidence was rebuilt, however, the securities of many such issuers rebounded strongly, and, because the Trust has avoided telecom bonds and was therefore unburdened by the need to absorb losses on the last remnants of the telecom bubble, its relative performance was strong.
Dividends of $0.67 were paid during the fiscal year. We-and the entire high yield market-witnessed a rise in credit problems as the economy initially weakened. During the year, we also saw a sharp rise in inflows to the fund. As this happened, an abnormally high level of cash accumulated, and we made a conscious decision not to reach haphazardly for higher than cash yields, whether that extra yield could have been found in the bonds of so-called "fallen angels" or in the new issue high yield market. Thus far, that strategy has produced favorable results.
Clearly, investing in Treasury bills yielding less than 2% is temporarily dilutive to the income of the Trust. However, our reading of financial market history is that investors have often stretched too much for extra yield during periods of low interest rates. Although we believe we see some favorable investment opportunities in the high yield market, we are trying to be mindful of the risk that yields on Treasuries will someday return to historical levels. Therefore, looking forward, we will most likely maintain a portfolio of high yield bonds with a continued large exposure to companies with demonstrated levels of cash flow. We would anticipate putting cash to work as dislocations occur and thus when opportunities arise. During the sell-off in the summer, we made considerable headway on this front. We hope that this strategy will prove prudent and rewarding.

Respectfully submitted,
Bruce H. Monrad
Chairman of the Trustees
November 11, 2002

Historical Information

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442        1.115          0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.

Average Annual Total Return
One year ended September 30, 2002 ***************************************4.00%
Five years ended September 30, 2002 *************************************0.01%
Ten years ended September 30, 2002 **************************************7.21%

SEC Yield
Yield calculated as of September 30, 2002 (unaudited): 9.44%

Summary of Net Assets
September 30, 2002
                                                                        % of
                                                        Value        Net Assets
Corporate Bonds & Notes
Apparel                                              $19,114,400        1.30%
Building & Construction                                6,315,002        0.43%
Chemicals                                             87,593,102        5.95%
Clothing                                              26,066,250        1.77%
Conglomerate                                          15,243,343        1.04%
Electrical Utilities                                 113,586,250        7.72%
Energy/Natural Resources                             160,975,515       10.94%
Entertainment                                         55,971,625        3.80%
Financial Services                                    15,475,500        1.05%
Food & Beverage                                       16,235,283        1.10%
Food Processing                                       16,642,000        1.13%
Food Service                                          14,791,875        1.01%
Gaming                                               143,178,853        9.73%
Grocery Stores                                        45,105,362        3.07%
Health Care-Supplies                                     400,000        0.03%
Hotels                                                10,082,500        0.69%
Manufacturing/Service Industry                        26,941,750        1.83%
Metals & Mining                                       34,001,725        2.31%
Miscellaneous Manufacturing                           16,926,000        1.15%
Oil/Gas Exploration                                   15,080,000        1.02%
Packaging and Container                               27,100,000        1.84%
Paper/Forest Products                                 24,903,563        1.69%
Production and Manufacturing                          20,897,325        1.42%
Recreation                                            34,127,742        2.32%
Retail                                                17,046,265        1.16%
Retail Food Chains                                    68,755,070        4.67%
Transportation                                        10,728,300        0.73%
Miscellaneous                                          2,054,890        0.14%
Total Corporate Bonds & Notes                      1,045,339,490       71.04%
Total Foreign Bonds                                   26,768,319        1.82%
Total Common Stocks                                  103,675,290        7.04%
Total Preferred Stocks                                 4,770,000        0.32%
Total Warrants                                         1,846,960        0.13%
Total US Government Obligations                      249,530,000       16.96%
Total Repurchase Agreement                             3,202,710        0.22%
Total Investments                                  1,435,132,769       97.53%
Receivables                                           39,606,521        2.69%
Total Assets                                       1,474,739,290      100.22%
Less Liabilities                                      (3,269,296)      (0.22%)
Net Assets                                        $1,471,469,994      100.00%

Schedule of Investments
September 30, 2002
Corporate Bonds & Notes                                                                  Value
Name of Issuer                                                  Principal               (Note B)
Apparel 1.30%
Polymer Group, Senior Sub. Notes Series B, 9%, 7/01/07 (a)      $5,100,000             $1,020,000
Polymer Group, Senior Sub. Notes Series B, 8.75%,
3/01/08 (a)                                                     18,922,000              3,784,400
Samsonite Corp. Senior Sub. Notes, 10.75%, 6/15/08              18,000,000             14,310,000
                                                                                       ----------
                                                                                       19,114,400

Building & Construction 0.43%
Aluma Enterprises, Inc., 7.5%, 12/31/01 (a)(e)                  1,665,386                 333,077
Henry Company Senior Notes Series B, 10%, 4/15/08               2,500,000               1,500,000
Nualt Enterprises, Inc., 6%,12/31/04 (e)                        7,042,799               4,481,925
                                                                                        ---------
                                                                                        6,315,002

Chemicals 5.95%
General Chemical Ind. Senior Sub. Notes, 10.625%,
5/01/09                                                         3,000,000               2,295,000
Huntsman Polymer Corp. Senior Notes, 11.75%, 12/01/04 (a)       2,000,000               1,140,000
LaRoche Ind. Sen. Sub. Notes Ser. B, 9.5%, 9/15/07 (a)         18,000,000                  45,000
Lyondell Senior Secured Notes Series B, 9.875%, 5/01/07 (b)    22,000,000              20,350,000
Lyondell Chemical Senior Sub. Notes, 10.875%, 5/01/09 (b)      10,000,000               8,275,000
Lyondell Chemical Senior Secured Notes, 11.125%, 7/15/12       20,000,000              19,400,000
Pioneer Americas Inc. Secured Notes, 10%, 12/31/08              7,371,655               5,086,442
Pioneer Americas Inc., FRN 5.355%, 12/31/06                     1,457,217                 976,335
Sterling Chemical Sen. Sub. Notes, 11.75%, 8/15/06 (a)         12,500,000               1,562,500
Sterling Chemical Sen. Sub. Notes Series A, 11.25%,
4/01/07 (a)                                                    30,025,000               3,753,125
Sterling Chemical Secured Notes, 12.375%, 7/15/06 (a)          23,990,000              24,709,700
                                                                                       ----------
                                                                                       87,593,102

Clothing 1.77%
St. John Knits Senior Sub. Notes, 12.5%, 7/1/09                10,000,000              10,500,000
West Point Stevens, Inc. Sen. Notes, 7.875%, 6/15/05           40,725,000              12,217,500
West Point Stevens, Inc. Sen. Notes, 7.875%, 6/15/08           11,750,000               3,348,750
                                                                                       ----------
                                                                                       26,066,250

Conglomerate 1.04%
Jordan Industries Sen. Sub. Disc. Notes Series B, 11.75%,
4/01/09                                                         6,616,713               1,323,343
Jordan Industries Senior Notes Series D, 10.375%, 8/01/07       9,500,000               5,510,000
Jordan Industries Senior Notes Series B, 10.375%, 8/01/07      14,500,000               8,410,000
                                                                                       ----------
                                                                                       15,243,343



Name of Issuer                                                  Principal               (Note B)
Electric Utilities 7.72%
Southern California Edison, 8.95%, 11/03/03 (b)               $60,000,000             $58,500,000
Pacific Gas & Electric Co. Senior FRN Notes, 7.575%,
10/31/01                                                       50,500,000              47,848,750
Pacific Gas & Electric Co. Senior Notes, 7.375%, 11/01/05       7,500,000               7,237,500
                                                                                       ----------
                                                                                      113,586,250

Energy/Natural Resources 10.94%
Contour Energy Co., Senior Secured Notes, 14%, 4/15/03          9,928,000               9,828,720
Giant Industries Sen. Sub. Notes, 11%, 5/15/12                  5,000,000               3,250,000
Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (b) (c)                 20,000,000              21,000,000
KCS Energy Inc. Senior Sub. Notes, 8.875%, 1/15/06             12,500,000               8,531,250
Kelley Oil Senior Sub. Notes Series B, 10.375%, 10/15/06        7,500,000               2,625,000
Key Energy Senior Sub. Notes Series B, 14%, 1/15/09 (b)        10,235,000              11,821,425
Nuevo Energy Co. Senior Notes Series B, 9.5%, 6/01/08 (b)       8,250,000               8,363,437
Nuevo Energy Co. Senior Sub. Notes, 9.375%, 10/01/10            3,600,000               3,618,000
Parker Drilling Co. Senior Notes Series D, 10.125%, 11/15/09   19,195,000              18,235,250
Resource America, Inc. Senior Notes, 12%, 8/01/04               7,500,000               7,575,000
Swift Energy Co. Senior Sub. Notes, 10.25%, 8/01/09 (b)        10,000,000               9,950,000
Swift Energy Co. Senior Sub. Notes, 9.375%, 5/01/12            18,000,000              17,370,000
Tesoro Petroleum Corp. Senior Sub. Notes, 9%, 7/01/08 (b)      14,000,000               7,980,000
Transocean Sedco. Forex Notes, 6.75%, 4/15/05                   1,840,000               1,974,633
Universal Compression Sen. Disc. Notes, 0/9.875%,
2/15/08 (d)                                                    22,500,000              22,275,000
Wiser Oil Co. Sen. Sub. Notes, 9.5%, 5/15/07                    8,655,000               6,577,800
                                                                                      -----------
                                                                                      160,975,515

Entertainment 3.80%
AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 3/15/09       19,000,000              16,957,500
AMC Entertainment, Inc. Senior Sub. Notes, 9.875%, 2/01/12     16,500,000              14,767,500
AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 2/01/11       10,400,000               9,256,000
Cinemark USA, Inc. Senior Sub. Notes Series B, 9.625%,
8/01/08                                                         3,000,000               2,805,000
Cinemark USA, Inc. Senior Sub. Notes Series D, 9.625%,
8/01/08                                                         6,500,000               6,045,000
Cinemark USA, Inc. Senior Sub. Notes Series B, 8.5%,
8/01/08                                                         4,675,000               4,090,625
Regal Cinemas, Inc. Senior Sub. Notes Series B, 9.375%,
2/01/12                                                         2,000,000               2,050,000
                                                                                       ----------
                                                                                       55,971,625

Financial Services 1.05%
Finova Group, Inc. Notes, 7.5%, 11/15/09                        9,085,000               2,725,500
Metris Companies, Inc. Senior Notes, 10.125%, 7/15/06 (b)      15,000,000              11,250,000
Metris Companies, Inc. Senior Notes, 10%, 11/01/04              2,000,000               1,500,000
                                                                                       ----------
                                                                                       15,475,500



Name of Issuer                                                  Principal               (Note B)
Food & Beverage 1.10%
Chiquita Brands Senior Notes, 10.56%, 3/15/09                  $7,328,697              $7,621,845
Envirodyne Industries, Inc. Senior Notes, 10.25%, 12/01/01 (a) 20,395,000               6,373,438
Mrs. Fields Original Cookies Senior Sub. Notes, 10.125%,
12/01/04                                                        3,500,000               2,240,000
                                                                                       ----------
                                                                                       16,235,283

Food Processing 1.13%
Agrilink Foods, Inc. Senior Sub. Notes, 11.875%, 11/01/08       9,000,000               9,450,000
SC International Service Senior Sub. Notes Series B, 9.25%,
9/01/07 (b)                                                    11,600,000               7,192,000
                                                                                       ----------
                                                                                       16,642,000

Food Service 1.01%
Aurora Food, Inc. Senior Sub. Notes Series D, 9.875%,
2/15/07                                                         9,000,000               5,310,000
Aurora Food, Inc. Senior Sub. Notes Series B, 9.875%,
2/15/07                                                         4,500,000               2,655,000
Aurora Food, Inc. Senior Sub., 8.75%, 7/01/08                   8,250,000               4,537,500
B&G Foods Senior Sub. Notes Series D, 9.625%, 8/01/07           2,250,000               2,289,375
                                                                                       ----------
                                                                                       14,791,875

Gaming 9.73%
Boyd Gaming Senior Sub. Notes, 9.5%, 7/15/07 (b)               25,000,000              25,812,500
Fitzgeralds Gaming Corp. Senior Sec. Notes, 12.25%,
12/15/04 (a)                                                    1,069,009                 374,153
Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06      90,530,000              66,992,200
Venetian Casino/Las Vegas Sands, 11%, 6/15/10                  50,000,000              50,000,000
                                                                                      -----------
                                                                                      143,178,853

Grocery Stores 3.07%
Fleming Co., Inc. Senior Sub. Notes, 9.875%, 5/01/12           21,000,000              11,130,000
Fleming Co., Inc. Senior Sub. Notes Ser D, 10.625%, 7/31/07    15,000,000               9,000,000
Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (b)           14,000,000              10,640,000
Fleming Co., Inc. Convertible Notes, 5.25%, 3/15/2009           3,000,000               1,080,000
Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10                  4,309,000               3,145,570
Pathmark Stores, Inc. Senior Sub. Notes 8.75%, 2/01/12          1,000,000                 930,000
Penn Traffic Senior PIK Notes, 11%, 6/29/09                    10,032,560               9,179,792
                                                                                       ----------
                                                                                       45,105,362

Health Care Supplies 0.03%
Global Health Sciences Company Senior Notes, 11%,
5/1/08 (a) (e)                                                  5,000,000                 400,000


Hotels 0.69%
Lodgian Financing Corp. Senior Sub. Notes, 12.25%, 7/15/09     18,500,000              10,082,500


Name of Issuer                                                  Principal               (Note B)
Manufacturing/Service Industry 1.83%
Blount, Inc. 7%, 6/15/05 (b)                                  $14,505,000             $12,329,250
Haynes International Senior Notes, 11.625%, 9/01/04            10,000,000               7,300,000
Key Components LLC Senior Notes, 10.5%, 6/01/08                 7,500,000               7,312,500
                                                                                       ----------
                                                                                       26,941,750

Metals & Mining 2.31%
Acme Metal, Inc. Senior Notes, 10.875%, 12/15/07 (a)           20,000,000                   2,000
CF&I Acquisition Term Loan, 9.5%, 3/31/03                       1,213,672               1,155,250
Golden Northwest Aluminum, First Mortgage Notes, 12%,
12/15/06                                                       12,500,000               4,750,000
Inland Steel Corp. First Mortgage Nts. Series R, 7.9%,
1/15/07 (b)                                                     6,500,000               3,477,500
Kaiser Aluminum Chemical Corp. Sen. Sub. Notes, 12.75%,
2/01/03 (a)                                                    46,230,000               5,547,600
Kaiser Aluminum Chemical Corp. Sen. Nts. Ser. B, 10.875%,
10/15/06 (a)                                                   12,000,000               8,160,000
Kaiser Aluminum Chemical Corp. Series D, 10.875%,
10/15/06 (a)                                                    1,500,000               1,020,000
LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (a)             8,000,000                  10,000
LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (a)          7,500,000                   9,375
National Steel Corp. First Mortgage Notes, 8.375%,
8/01/06 (a)                                                     3,000,000               1,020,000
Ormet Corp. Senior Notes, 11%, 8/15/08 (b)                     15,000,000               8,850,000
                                                                                       ----------
                                                                                       34,001,725

Miscellaneous Manufacturing 1.15%
Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06               6,645,000               3,654,750
Evenflo Company, Inc. Senior Notes Series B, 11.75%,
8/15/06 (a)                                                     7,000,000                 490,000
Great Lakes Corp. Senior Sub. Notes, 11.25%, 8/15/08            9,000,000               9,281,250
LLS Corporation Senior Sub. Notes, 11.625%, 8/01/09 (a)         6,000,000                 300,000
Remington Product Co. Sen. Sub. Notes Series D, 11%,
5/15/06                                                         4,000,000               3,200,000
                                                                                       ----------
                                                                                       16,926,000
Oil/Gas Exploration 1.02%
Comstock Resources Inc. Senior Notes, 11.25%, 5/01/07 (b)      14,500,000              15,080,000


Packaging and Container 1.84%
Owens-Illinois, Inc. Senior Notes, 7.85%, 5/15/04 (b)          14,000,000              13,300,000
Owens-Illinois, Inc. Senior Notes, 7.15%, 5/15/05 (b)          15,000,000              13,800,000
                                                                                       ----------
                                                                                       27,100,000

Paper/Forest Products 1.69%
American Tissue, Inc. Senior Secured Notes, 12.5%,
7/15/06 (a)                                                    16,000,000               3,200,000
Crown Paper Senior Sub. Notes, 11%, 9/01/05 (a)                14,950,000                  56,063
Four M Corporation Senior Notes, Series B, 12%, 6/01/06         1,500,000               1,545,000
Maxxam Group Holdings, Inc. Senior Notes Series B, 12%,
8/01/03                                                        11,000,000              10,697,500
Stone Container Corp. Senior Notes, 11.5%, 8/15/06 (b)          9,000,000               9,405,000
                                                                                       ----------
                                                                                       24,903,563

Products and Manufacturing 1.42%
Motors and Gears, Inc. Senior Notes Series D, 10.75%,
11/15/06 (b)                                                   22,410,000              20,897,325


Recreation 2.32%
Coast Hotels & Casino Company Gtd. Notes, 9.5%,
4/01/09 (b)                                                    15,000,000              15,675,000
Greenmarine Holdings Debentures, 9.125%, 4/15/17 (a)            9,750,000                  12,187
Hollywood Park Inc., Senior Sub. Notes Series B, 9.25%,
2/15/07                                                        21,307,000              18,430,555
Outboard Marine Corp. Senior Notes Series B, 10.75%,
6/01/08 (a)                                                     8,000,000                  10,000
                                                                                       ----------
                                                                                       34,127,742

Retail 1.16%
Eye Care Centers of America, Inc. Senior Notes, 9.125%,
5/01/08                                                        10,000,000               8,337,500
Eye Care Centers Sub. Nts. FRN, 6.078%, 5/01/08                 5,000,000               3,500,000
National Vision Senior Notes, 12%, 3/30/09                      8,013,485               5,208,765
                                                                                       ----------
                                                                                       17,046,265

Retail Food Chains 4.67%
Advantica Restaurant Group Senior Notes, 11.25%, 1/15/08       58,768,700              44,076,525
American Restaurant Group Senior Notes Series D, 11.5%,
11/01/06 (b)                                                   15,886,000              14,416,545
FRD Acquisition Senior Notes Series B, 12.5%, 7/15/04 (a)      15,000,000               1,368,750
Foodmaker Inc., 8.375%, 4/15/08                                 3,700,000               3,737,000
Planet Hollywood Secured, 10%, 5/09/05 (a)                      3,000,000                 300,000
Romacorp, Inc. Senior Notes, 12%, 7/01/06 (b)                   7,500,000               4,856,250
                                                                                       ----------
                                                                                       68,755,070

Transportation 0.73%
Avis Rent A Car Senior Sub. Notes, 11%, 5/01/09 (b)            10,000,000              10,728,300

Miscellaneous 0.14%
Hines Horticulture Senior Sub. Notes Series B, 12.75%,
10/15/05                                                        1,951,000               2,029,040
Mosler, Inc. Senior Notes, 11%, 4/15/03 (a)                    10,340,000                  25,850
                                                                                        ---------
                                                                                        2,054,890

Total Corporate Bonds & Notes  71.04%
(cost $1,498,112,088)                                                              $1,045,339,490

Foreign Bonds                                                                           Value
Name of Issuer                                                  Principal               (Note B)
Foreign Bonds  1.82%
Brazil C Bond Debentures, 8%, 4/15/14                         $12,314,117              $6,018,525
Argentina Global Bonds, 12%, 6/19/31 (a)                       34,249,578               6,062,175
Republic of Brazil Discount Ser Z-L, 14.5%, 10/15/09           26,366,000              14,633,130
Euro Stabilization Advances, 12/15/26 (f) GBP                     133,613                  54,489
                                                                                      -----------
Total Foreign Bonds (cost $56,010,721)                                                $26,768,319

Stocks                                                          Number of
Name of Issuer                                                  Shares
Common Stocks 7.04%
Chiquita Brands, Inc. (f)                                       1,039,148              16,054,837
Chubb Corp. (b)                                                   300,000              16,449,000
Darling International, Inc. (f)                                   745,530                 708,254
Denny s Corp. (f)                                               1,217,762                 925,499
Dictaphone, Inc. (f)                                              225,489               1,183,817
Homefed Corp. (f)                                                  72,000                  71,280
International Airline Support Group (f)                           224,540                 154,932
JPS Capital (f)                                                 1,038,823               4,207,233
J P Morgan Chase & Co.                                            370,000               7,026,300
MAXXAM, Inc. (f)                                                  200,000               1,480,000
National Vision Inc. (f)                                          349,784                 262,338
NL Industries                                                     528,300               7,665,633
Nualt Enterprises (e) (f)                                          10,752                     108
Ontario Limited (e)                                                 1,773                       6
Pathmark Stores (f)                                             1,600,398              14,643,642
Penn Traffic Common (f)                                         1,906,164              12,447,251
Pioneer America (f)                                               282,700               1,060,125
Planet Hollywood (f)                                              132,500                   1,325
Prandium (f)                                                      869,935                 956,928
Safelite Glass Corp., Class B (e) (f)                             109,677               1,076,467
Safelite Realty Corp. (e) (f)                                       7,403                      66
Smurfit-Stone Container (f)                                       257,142               3,229,703
Tokheim (f)                                                       163,841                  24,576
Trilanco 2 Limited (e) (f)                                             98                       1
Trilanco 3 Limited (e) (f)                                             98                       1
Walter Industries, Inc.                                           500,000               6,140,000
WestPoint Stevens, Inc. (b) (f)                                 1,600,000               1,568,000
Zions Bancorporation                                              145,600               6,337,968
                                                                                     ------------
Total Common Stocks (cost $264,948,991)                                              $103,675,290

Preferred Stock
Preferred Stock 0.32%
American Restaurant Group, PIK 12% (e)                              6,360               4,770,000
                                                                                       ----------
Total Preferred Stocks (cost $6,007,415)                                               $4,770,000


                                                                Number of
                                                                Shares or               Value
Warrants                                                        Units                   (Note B)
Warrants 0.13%
American Restaurant Group Warrants (f)                              3,500                     $35
Dictaphone Warrants (f)                                           203,566                  25,446
Key Energy Service Warrants (f)                                    15,000                 840,000
Safelite Glass Corp. A Warrants (e) (f)                           268,788                 596,946
Safelite Glass Corp. B Warrants (e) (f)                           179,192                 383,521
Tokheim Jr. Warrants (f)                                          101,133                   1,012
                                                                                       ----------
Total Warrants   (cost $9,265,599)                                                     $1,846,960


U.S. Short Term Securities                                                              Principal
U.S. Short Term Securities 16.96%
US Treasury Bill, 10/03/02                                     50,000,000              49,995,500
US Treasury Bill, 10/17/02                                     25,000,000              24,982,500
US Treasury Bill, 11/21/02                                     50,000,000              49,890,000
US Treasury Bill, 11/29/02                                     50,000,000              49,872,000
US Treasury Bill, 12/05/02                                     75,000,000              74,790,000
Total US Government Obligations                                                       -----------
(cost $249,508,035)                                                                  $249,530,000

Repurchase Agreement 0.22%
Investors Bank & Trust Repurchase Agreement, 1.01% due
10/01/02 $3,202,710*                                                                    3,202,710
Total Repurchase Agreement                                                              ---------
(cost $3,202,710)                                                                      $3,202,710

Total Investments  97.53%
(cost $2,087,055,559)                                                              $1,435,132,769
                                                                                   --------------
Net Other Assets   2.47%                                                               36,337,225
                                                                                   --------------
Net Assets  100%                                                                   $1,471,469,994
                                                                                   --------------

* Acquired on September 30, 2002. Collateralized by $3,363,252 of U.S. Government mortgage-backed securities due 12/01/22. The maturity value is $3,202,800.
(a) Non-income producing security due to default or bankruptcy filing.
(b) All or a portion of security has been pledged to collateralize short-term borrowings.
(c) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(d) Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(e) Security is fair valued as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(f) Non-income producing security.
PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note
The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
September 30, 2002
Assets
Investments at market value (cost 2,087,055,559)                $1,435,132,769
Receivable for interest                                             36,639,393
Receivable for investments sold                                      1,163,187
Receivable for shares sold                                           1,698,941
Receivable for dividends                                               105,000
                                                                 -------------
Total Assets                                                     1,474,739,290

Liabilities
Payable for shares repurchased                                      $1,181,162
Payable for trustee fees                                             1,841,591
Accrued expenses                                                       246,543
                                                                     ---------
Total Liabilities                                                    3,269,296

Net Assets                                                      $1,471,469,994

Net Assets Consist of:
Capital, at a $1.00 par value                                     $208,979,224
Paid in surplus                                                  2,010,862,125
Distribution in excess of net investment income                     (4,441,828)
Accumulated net realized loss on investments                       (92,006,737)
Net unrealized depreciation of investments                        (651,922,790)
                                                                --------------
Net Assets                                                      $1,471,469,994

Net Asset Value, offering price and redemption price per share
($1,471,469,994/208,979,224 shares)                                     $7.05
                                                                        -----

The accompanying notes are an integral part of the financial statements.


Statement of Operations
Year Ended September 30, 2002
Investment Income
Interest                                                          $131,232,018
Dividends                                                            1,519,320
Other Income                                                           261,967
                                                                   -----------
Total Income                                                       133,013,305

Expenses
Trustee fees                                                        $7,353,792
Administrative expenses and salaries                                 1,345,735
Computer and related expenses                                          397,070
Legal fees                                                             275,892
Commitment fees                                                        200,402
Printing, postage and stationery fees                                  144,567
Auditing fees                                                           96,250
Insurance                                                               45,512
Registration and filing fees                                            38,400
Custodian fees                                                          18,440
Telephone                                                               18,110
Other expenses                                                          10,641
                                                                     ---------
Total Expenses                                                       9,944,811
                                                                   -----------
Net Investment Income                                              123,068,494
                                                                   -----------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investment transactions              (89,737,960)
Change in unrealized appreciation/(depreciation) of investments      9,658,656
                                                                   -----------
Net Increase in Net Assets Resulting from Operations               $42,989,190
                                                                   -----------
The accompanying notes are part of the financial statements.


Statements of Changes
in Net Assets
                                                        Year Ended                      Year Ended
                                                        September 30,                   September 30,
                                                        2002                            2001
Increase (Decrease) in Net Assets
From Operations:
Net investment income                                   $123,068,494                    $147,399,957
Net realized gain (loss) from investment transactions    (89,737,960)                    (11,591,104)
Change in unrealized (depreciation) of investments         9,658,656                    (243,981,524)
                                                        ------------                    ------------
Net Increase (Decrease) in Net Assets Resulting
from Operations                                           42,989,190                    (108,172,671)
                                                        ------------                    ------------
Distributions to Shareholders from Net Investment
Income                                                  (123,928,252)                   (156,028,429)
                                                        ------------                    ------------
From Net Trust Share Transactions                        380,267,157                       5,750,557
                                                        ------------                    ------------
Total Increase (Decrease) in Net Assets                  299,328,095                    (258,450,543)

Net Assets:
Beginning of Period                                    1,172,141,899                   1,430,592,442
                                                      --------------                  --------------
End of Period                                         $1,471,469,994                  $1,172,141,899
                                                      --------------                  --------------

The accompanying notes are an integral part of the financial statements.

Financial Highlights

                                                                Year Ended September 30,
                                                2002#           2001            2000            1999            1998
Per Share Data....
Net Asset Value:
Beginning of Period                             $7.42           $9.08           $10.08          $10.42          $11.79
Income From Investment Operations:
Net investment income                            0.65            0.92             1.02            1.05            1.01
Net realized and unrealized gain (loss) on
investment                                      (0.35)          (1.61)           (0.90)          (0.23)          (1.42)
                                                 ----           -----            -----            -----          -----
Total from investment operations                 0.30           (0.69)            0.12            0.82           (0.41)
                                                 ----           -----            -----            -----          -----
Less Distributions:
Net investment income                           (0.67)          (0.97)           (1.12)          (0.98)          (0.96)
Capital Gain                                                                                     (0.18)
                                                 ----           -----            -----           ------          -----
Net Asset Value:
End of Period                                   $7.05           $7.42            $9.08          $10.08          $10.42

Total Return                                     4.00%          (8.18%)           1.29%           7.99%          (4.13%)
Ratios & Supplemental Data
Net assets end of period (in millions)        $1,471.5         $1,172.1         $1,430.1        $2,059.1        $2,046.7
Ratio of operating expenses to average net
assets*                                         0.70%           0.86%             1.22%           0.73%           0.70%
Ratio of interest expense to average net
assets                                          0.00%           0.21%             0.61%           0.12%           0.09%
Ratio of net investment income to average
net assets                                      8.61%          11.10%            10.84%           9.99%           8.73%
Portfolio turnover rate                        17.61%          22.03%             3.80%          27.00%          63.80%
* Includes Interest Expense When Applicable
  Per Share Data calculated using the Average Share Method
#As required, effective October 1, 2001, the Trust has adopted the provisions of the AICPA Audit and
Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share by
$0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 8.75% to 8.61%. Per share data and ratios for periods prior to
September 30, 2002 have not been restated to reflect this change in presentation.


Notes to Financial Statements for the
year ended September 30, 2002

Note A Organization
Northeast Investors Trust (the Trust), a diversified open end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B Significant Accounting Policies

Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. The market value of securities fair valued by the Board of Trustees on September 30, 2002 was 12,042,118, which represented .82% of net assets.

Federal Income Taxes: It is the Trust s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The Trust s distributions and dividend income are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis.

Effective October 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on all debt securities. The cumulative effect of this accounting change will not impact total net assets of the Trust, but will result in a $4,302,465 reduction in cost of securities and a corresponding $4,302,465 decrease in net unrealized depreciation. The effect of this change, for the year ended September 30, 2002, was to decrease net investment income by $1,986,561, decrease net unrealized depreciation by $1,570,456 and decrease net realized losses by $416,105. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change. The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C Trustees Compensation
Trustees compensation has been computed at the rate of 1 /8 of 1% of the net assets (before deduction of accrued Trustees compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The total number of the Trust s shares owned beneficially by the Trustees, officers and members of their immediate families on September 30, 2002 was 1,560,467 shares (.75%).

Note D Shares of Beneficial Interest
At September 30, 2002, there were unlimited shares of beneficial interest authorized with a par value of $1.00 Transactions in shares of beneficial interest were as follows:

                                                                Year Ended                      Year Ended
                                                                September 30, 2002              September 30, 2001
                                                       Shares          Amount          Shares          Amount
Shares Sold                                        165,947,515     $1,240,005,194    98,020,027    $818,255,734
Shares issued to shareholders
in reinvestment of distributions
from net investment income                          11,978,945         88,186,763    12,263,153     101,482,103
                                                   -----------     --------------    ----------    ------------
                                                   177,926,460      1,328,191,957   110,283,180     919,737,837

Shares repurchased                                (127,050,410)      (947,924,800) (109,828,931)   (913,987,280)
                                                   -----------     --------------   -----------     -----------
Net Increase (Decrease)                             50,876,050       $380,267,157       454,249      $5,570,557


Note E Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $364,861,530 and $235,656,484 respectively, for the period ended September 30, 2002.

Note F Short term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30, 2002 the Trust had unused lines of credit amounting to $200,000,000 and there was no outstanding balance.

Notes to the Financial Statements
continued
The committed lines of credit may be terminated at the bank s option at their annual renewal dates.
Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period) $19,663,586
Average annualized interest rate                                         2.33%

Note G-Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust s custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note H Additional Tax Information
The tax character of distributions paid during the fiscal year ended September 30, 2002 was as follows:
Distributions paid from:
Ordinary income                                                 $123,928,252
As of September 30, 2002, the components of accumulated earnings (losses) on a tax basis were as follows:
Undistributed earnings (distributions in excess of)
ordinary income net                                               11,097,726
Capital loss carryforward                                         (2,610,851)
Timing Differences (post October losses)                         (89,395,886)
Unrealized gains (losses) net                                   (658,675,711)
Total accumulated earnings (losses) net                         (739,584,722)
Capital loss carryforward years of expiration                     (2008-2010)
At September 30, 2002 the Fund s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Tax cost
Gross unrealized gain                                              20,856,067
Gross unrealized loss                                            (679,531,778)
Net unrealized security gain (loss)                              (658,675,711)

Report of Independent Accountants
To the Shareholders and Trustees of Northeast Investors Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Northeast Investors Trust (the Trust) at September 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Trust s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of investments owned at September 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
November 20, 2002
Boston, Massachusetts


Trustees and Officers
The Trustees of the Trust are Ernest E. Monrad, Bruce H. Monrad, Robert B. Minturn, C. Earl Russell, Fred L. Glimp, J. Murray Howe and Peter J. Blampied. Under Massachusetts law, the Trustees are generally responsible for the management of the Trust. The following table provides certain information about the Trust s Trustees and Officers:
The Statement of Additional Information (SAI) contains additional information about the trustees and is available without charge upon request by calling the Fund at 1-800-225-6704.

                                                        Principal
                        Position(s)                                 Occupation(s)
                        Held                 Length of              During                      Other Directorships
Name, Address and Age   with Trust           Time Served(1)         Last 5 Years                Held by Trustee

AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad        Trustee              41 years              Trustee of the Trust,        Century Shares Trust
50 Congress Street                                                 Chairman until May,          Century Capital
Boston, MA                                                         2000                         Management Trust
Age 72                                                                                          The New America High
                                                                                                Income Fund, Inc.
                                                                                                Northeast Investors
                                                                                                Growth Fund
Bruce H. Monrad         Chairman and         9 years               Trustee and Officer of
50 Congress Street      Trustee                                    the Trust
Boston, MA
Age 40

William A. Oates, Jr.   President            21 years              Trustee and President
50 Congress Street                                                 of Northeast Investors
Boston, MA                                                         Growth Fund
Age 60

Gordon C. Barrett       Executive Vice       14 years              Officer of the Trust,
50 Congress Street      President and                              Northeast Investors
Boston, MA              Treasurer                                  Growth Fund,
Age 45                                                             Northeast Investors
                                                                   Management, Inc.

Robert B. Minturn       Trustee, Clerk,      21 years              Clerk and Trustee of          Northeast Investors
50 Congress Street      and Vice                                   the Trust                     Growth Fund
Boston, MA              President
Age 63

INDEPENDENT TRUSTEES

C. Earl Russell         Trustee              50 years              Adviser to the
50 Congress Street                                                 accounting firm of
Boston, MA                                                         Russell, Brier & Co.
Age 93

Fred L. Glimp           Trustee              21 years              Special Assistant to
1350 Massachusetts Ave.                                            President and former
Cambridge, MA                                                      Vice President for
Age 76                                                             Alumni Affairs and
                                                                   Development of
                                                                   Harvard University

J. Murray Howe          Trustee              15 years              Of counsel to the law
One Post Office Square                                             firm of Sullivan &
Boston, MA                                                         Worcester
Age 78

Peter J. Blampied       Trustee              2 years               President of Corcoran         Access Capital
100 Grandview Road                                                 Management Co. Inc.,          Strategies, LLC
Braintree, MA 02184                                                real estate                   Environmental
Age 60                                                                                           Corp.
(1) The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.